Related Party Transactions (Detail) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2015 USD ($) Person	Dec. 31, 2015 USD ($) Person	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Entity Number of Employees | people | Person			100
Related Party Costs			$ 0.8
Gathering and processing revenues at CEQP and CMLP	$ 0.7	$ 1.0		$ 3.9	$ 3.0	$ 74.9
General and administrative expenses charged by CEQP to Crestwood Holdings, net(3)	0.7	0.9		2.8	0.2	0.0
General and administrative expenses charged by CEQP to CMLP, net(2)	3.7	17.4		49.5	63.6	34.7
Affiliated Entity
Related Party Transaction [Line Items]
Gathering and processing costs of product/services sold at CEQP and CMLP(1)	4.3	8.3		28.9	42.2	32.5
General and administrative expenses charged by CEQP to CMLP, net(2)	0.8
Accounts receivable	1.1			1.7	0.3
Related Party Transaction, Due from (to) Related Party [Abstract]
Accounts payable	1.3			1.5	3.1
Crestwood Long-Term Incentive Plan
Related Party Transaction [Line Items]
Allocated share based compensation expense	4.5	2.2		10.0	6.9	4.4
Crestwood Equity Partners LP
Related Party Transaction [Line Items]
Gathering and processing revenues at CEQP and CMLP	0.7	1.0		3.9	3.0	74.9
General and administrative expenses charged by CEQP to Crestwood Holdings, net(3)	0.1	$ 0.1		0.4	0.5	$ 25.3
Crestwood Equity Partners LP | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable	1.1			1.7	0.6
Related Party Transaction, Due from (to) Related Party [Abstract]
Accounts payable	3.8			$ 4.0	$ 5.6
Crestwood Operations LLC
Related Party Transaction [Line Items]
Entity Number of Employees | people | Person				1,288
General And Administrative Employees | people | Person				297
Operational Employees | people | Person				991
Crestwood Holdings | Crestwood Long-Term Incentive Plan
Related Party Transaction [Line Items]
Allocated share based compensation expense	$ 0.1			$ 0.1